INVESTMENTS - Unrealized (Depreciation) Appreciation (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	€ 212,369,557	€ 218,772,852
Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	101,281,311	93,635,079	€ 64,459,308
Market value	134,927,478	145,525,742	140,691,705
Unrealized appreciation (depreciation)	33,646,167	51,890,663	76,232,396
(Decrease) increase in unrealized appreciation	(18,244,496)	(24,341,734)	(4,251,157)
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	66,673,078	61,468,575	57,801,655
Market value	77,442,079	73,247,110	66,923,059
Unrealized appreciation (depreciation)	10,769,000	11,778,535	9,121,404
(Decrease) increase in unrealized appreciation	€ (1,009,535)	€ 2,657,131	€ 2,355,285